Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in intangible assets
	Concession Assets	Goodwill	Patent, intellectual property rights and others	Total
Cost
Balances at January 1, 2018	3,312,006	57,049	14,867	3,383,922
Adjustment on initial application of IAS 29	896,205	-	-	896,205
Adjusted balances at January 1, 2018	4,208,211	57,049	14,867	4,280,127
Acquisitions	207,217	-	1,176	208,393
Disposals	(3,167)	-	-	(3,167)
Transfer to property plant and equipment	(48)	-	(73)	(121)
Translation differences and inflation adjustment	(570,360)	(548)	(800)	(571,708)
Balances at December 31, 2018	3,841,853	56,501	15,170	3,913,524
Balances at January 1, 2017	3,334,564	56,013	15,162	3,405,739
Acquisitions	266,380	-	1,664	268,044
Reversal of previous impairment loss	3,065	-	-	3,065
Disposals	(2,803)	-	38	(2,765)
Other (Note 22)	(84,075)	-	-	(84,075)
Translation differences	(205,125)	1,036	(1,997)	(206,086)
Balances at December 31, 2017	3,312,006	57,049	14,867	3,383,922
Depreciation
Accumulated at January 1, 2018	553,767	313	11,488	565,568
Adjustment on initial application of IAS 29	310,282	-	-	310,282
Adjusted balances at January 1, 2018	864,049	313	11,488	875,850
Amortization of the year	165,048	-	1,277	166,325
Translation differences and inflation adjustment	(61,188)	(313)	(692)	(62,193)
Accumulated at December 31, 2018	967,909	-	12,073	979,982
Accumulated at January 1, 2017	569,090	306	11,156	580,552
Amortization of the year	129,667	-	580	130,247
Translation differences	(144,990)	7	(248)	(145,231)
Accumulated at December 31, 2017	553,767	313	11,488	565,568
Net balances at December 31, 2018	2,873,944	56,501	3,097	2,933,542
Net balances at December 31, 2017	2,758,239	56,736	3,379	2,818,354

Schedule of sensitivity analysis of impairment applied to intangible assets

As of December 31, 2017:

	Rate (6.08+ inflation%)	Estimated rate (5.59%+ inflation)	Estimated rate (6.6%+ inflation)
Impairment value	3,065	11,433	(4,737)
Effect		8,380	(7,790)

 As of December 31, 2016:

	Rate (6.8+ inflation%)	Estimated rate (6.54%+ inflation)	Estimated rate (7.08%+ inflation)
Impairment value	16,638	11,745	21,634
Effect		(4,893)	4,996

Schedule of carrying value of the assets impaired
	Net assets before impairment	Impairment	Net assets after impairment
ICASGA	98,198	(16,638)	81,560